Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense

The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2026 and 2025 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)
Research and development expenses	(3,050)	(2,066)	(6,191)	(4,220)
General and administrative expenses	(2,018)	(2,075)	(4,786)	(4,251)
Total share-based compensation expenses	(5,068)	(4,141)	(10,977)	(8,471)

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black-Scholes pricing model to determine the fair value of the Service Options
Summary of Employee Share Options

Service Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2026	9.35	11,889,848
Service Options granted in 2026	9.35	3,668,400
Service Options forfeited in 2026	7.77	131,258
Service Options exercised in 2026	6.78	107,065
Service Options expired in 2026	11.12	13,987
Service Options outstanding on June 30, 2026	9.38	15,305,938
Service Options exercisable on June 30, 2026	9.73	8,264,215
Weighted average remaining contract life (years)	7.53

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options

PSUs outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2026	10.10	3,668,000
PSUs granted in 2026	—	—
PSUs forfeited in 2026	—	—
PSUs outstanding on June 30, 2026	10.10	3,668,000
PSUs exercisable on June 30, 2026	10.09	1,215,378
Weighted average remaining contract life (years)	4.10

Restricted Stock Units
Statements [Line Items]
Summary of Employee Share Options

RSUs outstanding as of June 30, 2026:

	2026
	Weighted average grant date fair value in USD	Number
RSUs outstanding on January 1, 2026	—	—
RSUs granted in 2026	9.43	1,233,080
RSUs outstanding on June 30, 2026	9.43	1,233,080
Weighted average remaining contract life (years)	3.58

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Matching Stock Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2026	10.00	1,290,682
Matching Stock Options forfeited in 2026	—	—
Matching Stock Options exercised in 2026	—	—
Matching Stock Options expired in 2026	10.00	140
Matching Stock Options outstanding on June 30, 2026	10.00	1,290,542
Matching Stock Options exercisable on June 30, 2026	10.00	1,290,542
Weighted average remaining contract life (years)	4.00

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Converted Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2026	2.97	457,715
Converted Options forfeited in 2026	—	—
Converted Options exercised in 2026	1.13	11,480
Converted Options expired in 2026	—	—
Converted Options outstanding on June 30, 2026	3.02	446,235
Converted Options exercisable on June 30, 2026	3.02	446,235
Weighted average remaining contract life (years)	1.51